Acquisitions of Sagtec Group SDN. BHD. (Details) - Sagtec Group Sdn. Bhd. [Member]	Jan. 01, 2024 MYR (RM)	Jan. 01, 2024 USD ($)
Acquisitions of Sagtec Group SDN. BHD. [Line Items]
Percentage of shareholders equity	98.04%	98.04%
Initial cash consideration	RM 457	$ 103